UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EXPENSES:
Voyage expenses, related party	$ 715,183	$ 530,089
General and administrative expenses, related party	$ 1,102,777	$ 186,335
Selling, General, and Administrative Expenses, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]